Note 9 - Long-term Debt and Financing - Future Annual Minimum Repayments (Details) $ in Thousands	Jun. 30, 2020 CAD ($)
Not later than one year [member]
Statement Line Items [Line Items]
Future annual minimum repayments	$ 263,592
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Future annual minimum repayments	263,105
Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Future annual minimum repayments	296,205
Later than five years [member]
Statement Line Items [Line Items]
Future annual minimum repayments	822,902
Credit facility [member] | Not later than one year [member]
Statement Line Items [Line Items]
Future annual minimum repayments	246,256	[1]
Credit facility [member] | Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[1]
Credit facility [member] | Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[1]
Credit facility [member] | Later than five years [member]
Statement Line Items [Line Items]
Future annual minimum repayments	246,256	[1]
Filter Group financing [Member] | Not later than one year [member]
Statement Line Items [Line Items]
Future annual minimum repayments	4,933	[2]
Filter Group financing [Member] | Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Future annual minimum repayments	3,105	[2]
Filter Group financing [Member] | Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[2]
Filter Group financing [Member] | Later than five years [member]
Statement Line Items [Line Items]
Future annual minimum repayments	8,038	[2]
Senior unsecured 8.75% term loan [member] | Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[3]
Senior unsecured 8.75% term loan [member] | Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Future annual minimum repayments	296,205	[3]
Senior unsecured 8.75% term loan [member] | Later than five years [member]
Statement Line Items [Line Items]
Future annual minimum repayments	296,205	[3]
The $100 million 6.75% of convertible unsecured senior subordinated debentures [member] | Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Future annual minimum repayments	100,000	[4]
The $100 million 6.75% of convertible unsecured senior subordinated debentures [member] | Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[4]
The $100 million 6.75% of convertible unsecured senior subordinated debentures [member] | Later than five years [member]
Statement Line Items [Line Items]
Future annual minimum repayments	100,000	[4]
Senior subordinated 6.75% convertible debentures [member] | Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Future annual minimum repayments	160,000	[5]
Senior subordinated 6.75% convertible debentures [member] | Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[5]
Senior subordinated 6.75% convertible debentures [member] | Later than five years [member]
Statement Line Items [Line Items]
Future annual minimum repayments	160,000	[5]
European-focused senior convertible unsecured 6.5% convertible bonds [member] | Not later than one year [member]
Statement Line Items [Line Items]
Future annual minimum repayments	12,403	[6]
European-focused senior convertible unsecured 6.5% convertible bonds [member] | Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[6]
European-focused senior convertible unsecured 6.5% convertible bonds [member] | Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[6]
European-focused senior convertible unsecured 6.5% convertible bonds [member] | Later than five years [member]
Statement Line Items [Line Items]
Future annual minimum repayments	$ 12,403	[6]

[1]	In April 2018 the credit facility size was increased to $352.5 million from $342.5 million, with an accordion for Just Energy to draw up to $370 million. On June 28, 2019, the Company exercised its option to access the amounts relating to the accordion agreement as part of the credit facility. Certain principal amount outstanding under the letter of credit facility is guaranteed by Export Development Canada under its Account Performance Security Guarantee Program. The Company amended its senior secured credit facility to increase the senior debt to EBITDA covenant ratio from 1.50:1 to 2.00:1 and the total debt to EBITDA covenant from 3.50:1 to 4.00:1 for the first quarter of fiscal 2021. As at June 30, 2020, the Company was compliant with all of these covenants. On July 8, 2020, the Company announced a comprehensive Recapitalization that is expected to be implemented in September 2020 and amended the maturity date of the existing credit facility from September 1, 2020 to December 1, 2020. The Recapitalization includes a $335 million extension of the credit facility for three years to December 2023. Interest is payable on outstanding loans at rates that vary with Bankers' Acceptance rates, LIBOR, Canadian bank prime rate or U.S. prime rate. Under the terms of the operating credit facility, Just Energy is able to make use of Bankers' Acceptances and LIBOR advances at stamping fees of 3.750%. Prime rate advances are at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus 2.750% and letters of credit are at a rate of 3.750%. Interest rates are adjusted quarterly based on certain financial performance indicators. As at June 30, 2020, the Canadian prime rate was 2.45% and the U.S. prime rate was 3.25%. As at June 30, 2020, $246.3 million has been drawn against the facility and total letters of credit outstanding as of June 30, 2020, amounted to $63.2 million (March 31, 2020 - $72.5 million). As at June 30, 2020, Just Energy has $60.5 million of the facility remaining for future working capital and/or security requirements. Just Energy's obligations under the credit facility is supported by guarantees of certain subsidiaries and affiliates and secured by a general security agreement and a pledge of the assets and securities of Just Energy and the majority of its operating subsidiaries and affiliates excluding, primarily, the Barbados and German operations.
[2]	Filter Group has an outstanding loan payable to Home Trust Company ("HTC"). The loan is a result of factoring receivables to finance the cost of rental equipment over a period of three to five years with HTC and bears interest at 8.99% per annum. Principal and interest are repayable monthly.
[3]	On September 12, 2018, Just Energy entered into a US$250 million non-revolving multi-draw senior unsecured term loan facility (the "8.75% loan") with Sagard Credit Partners, LP and certain funds managed by a leading U.S.-based global fixed income asset manager. The 8.75% loan bears interest at 8.75% per annum payable semi-annually in arrears on June 30 and December 31 in each year plus fees and will mature on September 12, 2023. Counterparties were issued 7.5 million warrants at a strike price of $8.56 each, convertible to one Just Energy common stock. The value of these warrants has been assessed as nominal. The 8.75% loan has three tranches. The first tranche of US$50 million is earmarked for general corporate purposes, including to pay down Just Energy's credit facility. The second tranche of US$150 million is earmarked towards the settlement of Just Energy's 6.5% convertible bonds. The third tranche of US$50 million is earmarked for investments and future acquisitions. As of June 30, 2020, US$207.0 million was drawn from the 8.75% loan. In July 2019, the Company drew US$14 million on the debt which was secured by a personal guarantee from a director of the Company. At June 30, 2020 the Company has US$43.0 million available under the facility to draw, earmarked for investments and future acquisitions. The Company has amended the covenants on its senior unsecured term loan facility to increase the senior debt to EBITDA covenant ratio from 1.65:1 to 2.30:1 and the total debt to EBITDA covenant from 3.50:1 to 4.25:1 for the first quarter of fiscal 2021. As at June 30, 2020 the Company was compliant with all of these covenants. The Recapitalization announced by the Company on July 8, 2020 includes an extension of the senior unsecured loan facility for the US$205.9 million to March 2024, with a portion of interest to be paid in-kind.
[4]	On February 22, 2018, Just Energy issued $100 million of convertible unsecured senior subordinated debentures (the "6.75% $100 million convertible debentures"). The 6.75% $100 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on March 31 and September 30 in each year and have a maturity date of March 31, 2023. Each $1,000 principal amount of the 6.75% $100 million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 112.3596 common shares of Just Energy, representing a conversion price of $8.90, subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion. The conversion feature of the 6.75% $100 million convertible debentures has been accounted for as a separate component of shareholders' deficit in the amount of $9.7 million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred income tax liability of $2.6 million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the 6.75% $100 million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of $100 million over the term of the 6.75% $100 million convertible debentures using an effective interest rate of 10.7%. If the 6.75% $100 million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted. No amounts of the 6.75% $100 million convertible debentures have been converted or redeemed as at June 30, 2020.
[5]	On October 5, 2016, Just Energy issued $160 million of convertible unsecured senior subordinated debentures (the "6.75% $160 million convertible debentures"). The 6.75% $160 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on June 30 and December 31 in each year and have a maturity date of December 31, 2021. Each $1,000 principal amount of the 6.75% $160 million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 107.5269 common shares of Just Energy, representing a conversion price of $9.30, subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion. The 6.75% $160 million convertible debentures will not be redeemable at the option of the Company on or before December 31, 2019. After December 31, 2019 and prior to December 31, 2020, the 6.75% $160 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest, provided that the weighted average trading price of the common shares of Just Energy on the TSX for the 20 consecutive trading days ending five trading days preceding the date on which the notice of redemption is given is at least 125% of the conversion price. The conversion feature of the 6.75% $160 million convertible debentures has been accounted for as a separate component of shareholders' deficit in the amount of $8.0 million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred income tax liability of $2.1 million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the 6.75% $160 million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of $160 million over the term of the 6.75% $160 million convertible debentures using an effective interest rate of 9.1%. If the 6.75% $160 million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted. No amounts of the 6.75% $160 million convertible debentures have been converted or redeemed as at June 30, 2020.
[6]	On January 29, 2014, Just Energy issued US$150 million of European-focused senior convertible unsecured convertible bonds (the "6.5% convertible bonds"). The 6.5% convertible bonds bear interest at an annual rate of 6.5%, payable semi-annually in arrears in equal installments on January 29 and July 29 in each year and have a maturity date of December 31, 2020. A conversion right in respect of a bond could have been exercised, at the option of the holder thereof, at any time from May 30, 2014 to July 7, 2019, and was not. The initial conversion price is US$9.3762 per common share (being C$10.2819) but is subject to adjustments. In the event of the exercise of a conversion right, the Company may, at its option, subject to applicable regulatory approval and provided no event of default has occurred and is continuing, elect to satisfy its obligation in cash equal to the market value of the underlying shares to be received. As a result of the debt being denominated in a different functional currency than that of Just Energy, the conversion feature is recorded as a financial liability instead of a component of equity. Therefore, the conversion feature of the 6.5% convertible bonds has been accounted for as a separate financial liability with an initial value of US$8.5 million. The remainder of the net proceeds of the 6.5% convertible bonds has been recorded as long-term debt, which is being accreted up to the face value of $150.0 million over the term of the 6.5% convertible bonds using an effective interest rate of 8.8%. At each reporting period, the conversion feature is recorded at fair value with changes in fair value recorded through profit or loss. On July 29, 2019, the Company redeemed US$13.2 million of the 6.5% convertible bonds. The remaining lenders of $9.2 million of the 6.5% convertible bonds elected to extend the maturity date of the bonds from July 29, 2019 to December 31, 2020, pursuant to an option offered by the Company announced on July 17, 2019.